Other expense - Narrative (Details) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Gains on disposal of non-current assets or disposal groups classified as held for sale and discontinued operations			$ 53
Equity loss from investments in associates and joint ventures	$ 93	$ 377		$ 93	$ 377
Production Studios
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from sale of operations		$ 211
Proportion of ownership interests sold		63.00%
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation		$ 79
Real Estate Optimization Strategy
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from sale of operations			$ 54